6. Premises and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment

Premises and equipment are comprised of the following:

	2015	2014

Land	$9,150	$9,150
Bank Premises	14,299	14,071
Equipment	15,258	14,201
	38,707	37,422
Less: accumulated depreciation	18,133	17,200
Construction in progress	38	14
	$20,612	$20,236

Depreciation expense was $933 and $863 for 2015 and 2014, respectively.